LEASES (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Leases
SUMMARY OF RIGHT-OF-USE ASSET AND LEASE LIABILITY

The table below summarizes the right-of-use asset and lease liability for the period ended March 31, 2022:

	March 31, 2022	December 31, 2021
Right of Use Assets
Balance, January 1	$217,267	$483,113
Depreciation	(13,546)	(265,846)
Balance, end of period	$203,721	$217,267

Lease Liability
Balance, January 1	$217,267	$483,113
Lease interest expense	2,539	22,057
Payments	(16,085)	(287,903)
Balance, end of period	$203,721	$217,267

Short-term portion	$57,045	$77,715
Long-term portion	146,676	139,552
Total	$203,721	$217,267

The table below summarizes the right-of-use asset and lease liability for the year ended December 31, 2021:

Right of Use Assets
Balance at December 31, 2019	$789,205
Addition	260,661
Termination	(234,980)
Depreciation	(331,773)
Balance at December 31, 2020	$483,113
Depreciation	(265,846)
Balance at December 31, 2021	$217,267

Lease Liability
Balance at December 31, 2019	$789,205
Addition	260,661
Termination	(234,980)
Lease interest expense	53,768
Payments	(385,541)
Balance at December 31, 2020	$483,113
Lease interest expense	22,057
Payments	(287,903)
Balance at December 31, 2021	$217,267

Short-term portion	$77,715
Long-term portion	139,552
Total	$217,267

SCHEDULE OF UNDISCOUNTED RENT PAYMENTS

Undiscounted rent payments for the next four years are as follows:

2022	$42,525
2023	58,080
2024	59,520
2025	61,020
Total	$221,145
Impact of discounting	(17,424)
Lease liability, March 31, 2022	$203,721
Undiscounted rent payments are as follows:
2022	78,240
2023	77,100
2024	70,440
2025	71,940
Total	$297,720
Impact of discounting	(80,453)
Lease liability, December 31, 2021	$217,267